Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Assets:
Deposits with SMBC	¥ 74,780,886	¥ 72,311,473
Loans to SMBC	104,635,815	97,714,938
Other assets	6,063,907	4,945,631
Current tax assets	44,941	33,376
Total assets	248,160,847	235,024,987
Liabilities and equity:
Debt securities in issue	11,428,437	11,228,600
Other liabilities	8,386,774	8,777,502
Total liabilities	235,379,155	222,748,837
Other equity instruments holders' equity	733,611	648,536
Total equity	12,781,692	12,276,150	¥ 10,934,878	¥ 11,773,446
Total equity and liabilities	248,160,847	235,024,987
Sumitomo mitsui banking corporation [member]
Liabilities and equity:
Debt securities in issue	1,942,388	2,085,352
Other subsidiaries [member]
Liabilities and equity:
Debt securities in issue	2,230,062	2,253,517
SMFG [member]
Liabilities and equity:
Debt securities in issue	7,255,987	6,889,731
SMFG [member] | Non Consolidated [member]
Assets:
Investments in other subsidiaries, associates and joint ventures	2,017,221	1,785,519
Other assets	209,656	207,701
Current tax assets	28,074	4,380
Total assets	16,257,313	15,029,271
Liabilities and equity:
Long-term borrowings	308,976	249,060
Debt securities in issue	7,509,351	6,778,540
Other liabilities	67,735	66,090
Total liabilities	9,401,393	8,377,305
Shareholders' equity	6,126,648	6,002,211
Other equity instruments holders' equity	729,272	649,755
Total equity	6,855,920	6,651,966
Total equity and liabilities	16,257,313	15,029,271
SMFG [member] | Sumitomo mitsui banking corporation [member]
Assets:
Deposits with SMBC	319,147	221,993
Investments in SMBC	4,613,790	4,613,790
Loans to SMBC	9,069,425	8,195,888
Liabilities and equity:
Short-term borrowings from SMBC	1,508,030	1,278,030
SMFG [member] | Other subsidiaries [member] | Non Consolidated [member]
Liabilities and equity:
Debt securities in issue	¥ 7,301	¥ 5,585